Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Significant Other Unobservable Inputs (Level 3) - Deerfield Healthcare Technology Acquisitions Corp	Mar. 31, 2021 Y	Dec. 31, 2020 Y	Jul. 21, 2020 Y
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Unit price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	13.10	10.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	25.0	25.0	25.0
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	77.2	78.0	70.0
Expected life of the options to convert
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.17	5.42	5.86
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.96	0.42	0.35
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.0	0.0	0.0